Defiance Daily Target 2X Long XOVR ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 38.6%
Money Market Funds - 7.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	506,184	$506,184

U.S. Treasury Bills - 31.1%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	2,120,000	2,114,912

TOTAL SHORT-TERM INVESTMENTS (Cost $2,620,587)		2,621,096

TOTAL INVESTMENTS - 38.6% (Cost $2,620,587)		$2,621,096
Other Assets in Excess of Liabilities - 61.4%		4,172,270
TOTAL NET ASSETS - 100.0%		$6,793,366

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long XOVR ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (4.9)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
ERShares Private-Public Crossover ETF	Cantor Fitzgerald & Co.	Receive	OBFR + 19.99%	Termination(d)	11/30/2028	$2,477,408	$(30,344)
ERShares Private-Public Crossover ETF	Clear Street LLC	Receive	OBFR + 1.99%	Termination(a)	07/17/2028	2,580,267	(31,448)
ERShares Private-Public Crossover ETF	Marex Capital Markets, Inc.	Receive	OBFR + 4.99%	Termination(e)	05/04/2033	2,790,000	(60,939)
ERShares Private-Public Crossover ETF	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(b)	01/28/2033	2,566,800	(162,151)
ERShares Private-Public Crossover ETF	Nomura Securities International, Inc.	Receive	OBFR + 35.00%	Termination(c)	03/30/2033	3,134,100	(50,050)
							(334,932)

Net Unrealized Appreciation (Depreciation)							(334,932)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(c)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.